Share capital (Details) $ in Millions	3 Months Ended
Mar. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Stock repurchased during period (in shares) | shares	3,085,697
Value of stock repurchased during period	$ 175
Stated capital
Disclosure of classes of share capital [line items]
Value of stock repurchased during period	69
Contributed surplus
Disclosure of classes of share capital [line items]
Value of stock repurchased during period	3
Deficit
Disclosure of classes of share capital [line items]
Value of stock repurchased during period	$ 103